Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash	$ 146,331	$ 193,255
Accounts receivable	484,982	161,005
Prepayments and advances	68,910	162,302
Total current assets	700,223	516,562
Fixed assets	447,619
TOTAL ASSETS	1,147,841	516,562
Current liabilities:
Accounts payable and accrued expenses	171,497	369,755
Due to third party	220,000
Taxes payable	194,883	74,425
Note payable	170,000
Bank loans payable	22,621	21,467
Total current liabilities	779,001	465,647
Long-term liabilities:
Tax installments payable	436,355
Total long-term liabilities	436,355
TOTAL LIABILITIES	1,215,356	465,647
Stockholders equity
Common stock ($0.0001 par value, 80,000,000 shares authorized; 1,000,000 and -0- shares issued and outstanding as of December 31, 2012 and 2011, respectively)	100
Preferred stock ($0.0001 par value, 20,000,000 shares authorized, -0- and -0- shares issued and outstanding as of December 31. 2012 and 2011, respectively)
Due from shareholders	(5,367)	(5,367)
Additional paid-in-capital	225,147	5,367
Accumulated other comprehensive income (loss)	(14,015)	(4,966)
Retained earnings (deficit)	(273,380)	55,880
TOTAL STOCKHOLDERS EQUITY	(67,515)	50,914
TOTAL LIABILITIES AND STOCKHOLDERS EQUITY	$ 1,147,841	$ 516,562